Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GAMCO INTERNATIONAL GROWTH FUND, INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Document Creation Date	dei_DocumentCreationDate	Aug. 25, 2014